Selected Statement of Operations Data (Details) - Schedule of earnings per ordinary share EPS - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Earnings Per Ordinary Share Eps Abstract
Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,099	20,006	19,907
Incremental shares from assumed exercise of options	298	264	231
Weighted average number of shares used in computation of diluted EPS	20,397	20,270	20,138